Item 1. Report to Shareholders

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Capital Appreciation Fund
--------------------------------------------------------------------------------

As of 12/31/03

Lipper Multi-Cap Value Funds Index   $27,613

Capital Appreciation Fund   $33,235

S&P 500 Stock Index   $28,563

                   S&P 500          Lipper Multi-Cap    Capital Appreciation
                 Stock Index       Value Funds Index             Fund

12/93              $10,000              $10,000               $10,000

12/94               10,132               10,011                10,380

12/95               13,940               13,115                12,722

12/96               17,140               15,868                14,862

12/97               22,859               20,138                17,270

12/98               29,392               21,453                18,267

12/99               35,576               22,727                19,558

12/00               32,337               24,916                23,894

12/01               28,493               25,239                26,346

12/02               22,196               20,795                26,489

12/03               28,563               27,613                33,235

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03                         1 Year      5 Years     10 Years
--------------------------------------------------------------------------------

Capital Appreciation Fund                      25.47%       12.72%       12.76%

S&P 500 Stock Index                            28.68        -0.57        11.07

Lipper Multi-Cap Value Funds Index             32.78         5.18        10.69

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned a solid 25.47% during the 12 months ended December 31, 2003. The fund trailed its Lipper Multi-Cap Value Funds Index and the S&P 500 Stock Index, as you can see from the table on the previous page. The fund benefited from the improving economy, but its combined bond and reserve position, which provides income and stability to the portfolio, detracted relative to 2003's surging stock market.

As you know, the fund's investment objective is to maximize long-term capital appreciation by investing primarily in common stocks. In addition, the fund may hold fixed income and other securities including convertible securities, corporate and government debt, foreign securities, and futures and options to help preserve principal value in uncertain or declining markets.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03

12-Month Return

S&P 500 Stock Index                          29%

S&P MidCap 400 Index                         36%

Russell 2000 Index                           47%

Nasdaq Composite Index                       50%

The Major Index Returns table shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Security Diversification table shows how the fund's assets were allocated as of December 31, 2003. Common and preferred stocks were the largest allocation at 64% of net assets, up from 60% a year earlier. Our allocation to convertible bonds and convertible preferreds fell to 14% from 24% at the end of 2002. Reserves rose to 19% from 9%.

Security Diversification
--------------------------------------------------------------------------------

                                         Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------

Common Stocks and Preferred Stocks          60%           64%

Reserves                                     9            19

Convertible Bonds/Convertible Preferreds    24            14

Bonds                                        7             3

The Best and Worst Contributors table shows the largest contributors to the fund's performance during the year. Mining companies Newmont Mining and Phelps Dodge were the top positive contributors, while pharmaceutical companies Schering-Plough and Merck were major detractors.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Newmont Mining

Phelps Dodge

Ryder System

Lucent Technologies

Tyco International
--------------------------------------------------------------------------------

Worst Contributors
--------------------------------------------------------------------------------

Schering-Plough

Merck

Verizon Communications

AT&T *

Petrie Stores Liquidation Trust
--------------------------------------------------------------------------------

*  Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

January 21, 2004

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              Year
                             Ended
                          12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning of period      $  14.21   $  14.64   $  13.95   $  12.51   $  13.22

Investment activities

  Net investment
  income (loss)              0.25       0.33       0.39       0.44       0.51

  Net realized and
  unrealized gain (loss)     3.36      (0.25)      1.03       2.27       0.41

  Total from
  investment activities      3.61       0.08       1.42       2.71       0.92

Distributions

  Net investment income     (0.26)     (0.28)     (0.38)     (0.45)     (0.50)

  Net realized gain         (0.06)     (0.23)     (0.35)     (0.82)     (1.13)

  Total distributions       (0.32)     (0.51)     (0.73)     (1.27)     (1.63)

NET ASSET VALUE

End of period            $  17.50   $  14.21   $  14.64   $  13.95   $  12.51
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^               25.47%      0.54%*    10.26%     22.17%      7.07%

Ratio of total expenses
to average net assets        0.83%      0.85%      0.86%      0.87%      0.88%

Ratio of net investment
income (loss) to average
net assets                   1.85%      2.39%      2.85%      3.22%      3.44%

Portfolio turnover rate      17.9%      17.6%      25.1%      32.4%      28.3%

Net assets,
end of period
(in millions)            $  2,942   $   1,853  $   1,405  $     914  $     856

*    Includes 0.07% effect of payment from the manager - See Note 4.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                          Shares/Par        Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   64.1%

CONSUMER DISCRETIONARY   10.4%

Hotels, Restaurants & Leisure   0.9%

Mandalay Resort Group                                      320,000       14,310

Marriott, Class A                                          260,000       12,012

                                                                         26,322

Household Durables   2.6%

Fortune Brands                                             420,000       30,026

Newell Rubbermaid                                        2,095,000       47,703

                                                                         77,729

Leisure Equipment & Products   0.5%

Hasbro                                                     660,000       14,045

                                                                         14,045

Media   4.9%

Comcast, Class A *                                         622,414       20,459

Disney                                                     587,000       13,695

Meredith                                                   585,000       28,554

New York Times, Class A                                    400,000       19,116

Time Warner *                                            1,350,000       24,286

Washington Post, Class B                                    48,000       37,987

                                                                        144,097

Specialty Retail   1.5%

GAP                                                        500,000       11,605

Home Depot                                                 855,000       30,344

Petrie Stores Liquidation Trust *                        2,585,000        1,719

                                                                         43,668

Total Consumer Discretionary                                            305,861

CONSUMER STAPLES   2.8%

Food & Staples Retailing   1.0%

CVS                                                        861,000       31,100

                                                                         31,100

Tobacco   1.8%

Altria Group                                               822,000       44,733

Loews                                                      289,500        7,307

                                                                         52,040

Total Consumer Staples                                                   83,140

ENERGY   6.7%

Energy Equipment & Services   1.0%

Baker Hughes                                               920,000       29,587

                                                                         29,587

Oil & Gas   5.7%

Amerada Hess                                               920,000       48,917

ChevronTexaco                                              246,300       21,278

Devon Energy                                               203,150       11,632

Imperial Oil                                               384,000       17,057

Marathon Oil                                               825,000       27,299

Murphy Oil                                                 610,000       39,839

                                                                        166,022

Total Energy                                                            195,609

FINANCIALS   7.3%

Insurance   7.3%

Hartford Financial Services                                192,700       11,375

Loews                                                      611,000       30,214

Marsh & McLennan                                         1,050,000       50,285

Prudential                                                 661,000       27,610

SAFECO                                                   1,018,000       39,631

St. Paul Companies                                         531,000       21,054

UnumProvident                                              696,500       10,984

White Mountains Insurance Group                             51,700       23,779

Total Financials                                                        214,932

HEALTH CARE   4.2%

Health Care Equipment & Supplies   0.7%

Baxter International                                       717,000       21,883

                                                                         21,883

Pharmaceuticals   3.5%

Bristol-Myers Squibb                                       617,000       17,646

Merck                                                      806,000       37,237

Schering-Plough                                          1,212,000       21,077

Wyeth                                                      618,000       26,234

                                                                        102,194

Total Health Care                                                       124,077

INDUSTRIALS & BUSINESS SERVICES   8.1%

Aerospace & Defense   0.9%

Honeywell International                                    761,000       25,440

                                                                         25,440

Air Freight & Logistics   2.1%

Ryder System                                             1,820,000       62,153

                                                                         62,153

Commercial Services & Supplies   2.1%

R.R. Donnelley                                             400,000       12,060

ServiceMaster                                            2,485,000       28,950

Waste Management                                           750,000       22,200

                                                                         63,210


Industrial Conglomerates   2.0%

3M                                                         302,000       25,679

Tyco International                                       1,263,000       33,470

                                                                         59,149

Marine   0.4%

Overseas Shipholding Group                                 309,000       10,521

                                                                         10,521

Road & Rail   0.6%

Burlington Northern Santa Fe                               593,000       19,184

                                                                         19,184

Total Industrials & Business Services                                   239,657

INFORMATION TECHNOLOGY   2.9%

Communications Equipment   0.6%

Motorola                                                 1,180,000       16,603

                                                                         16,603

Computer & Peripherals   1.1%

Hewlett-Packard                                          1,421,000       32,640

                                                                         32,640

IT Services   0.6%

Electronic Data Systems                                    750,000       18,405

                                                                         18,405

Semiconductor & Semiconductor Equipment   0.6%

Texas Instruments                                          600,000       17,628

                                                                         17,628

Total Information Technology                                             85,276

MATERIALS   13.4%

Chemicals   5.1%

Agrium                                                   1,843,100       30,338

Cabot *                                                    230,000        7,323

Dow Chemical                                               340,000       14,134

DuPont                                                     160,000        7,342

Great Lakes Chemical                                       830,000       22,568

Hercules *                                                 145,000        1,769

IMC Global                                                 169,000        1,678

Imperial Chemical ADR                                      585,000        8,377

Octel !                                                    990,000       19,493

Potash Corp./Saskatchewan                                  440,000       38,051

                                                                        151,073


Containers & Packaging   0.1%

Longview Fibre                                             222,000        2,742

                                                                          2,742

Metals & Mining   7.1%

Alcoa                                                      430,000       16,340

Newmont Mining                                           2,295,000      111,560

Nucor                                                      655,000       36,680

Phelps Dodge                                               572,000       43,523

                                                                        208,103

Paper & Forest Products   1.1%

MeadWestvaco                                               120,000        3,570

Potlatch                                                   710,000       24,687

Weyerhaeuser                                                50,000        3,200

                                                                         31,457

Total Materials                                                         393,375

TELECOMMUNICATION SERVICES   1.7%

Diversified Telecommunication Services   1.7%

Sprint                                                   1,335,000       21,921

Verizon Communications                                     780,000       27,362

Total Telecommunication Services                                         49,283

UTILITIES   6.6%

Electric Utilities   4.3%

FirstEnergy                                              1,376,946       48,468

Pinnacle West Capital                                      296,000       11,846

PPL                                                        320,572       14,025

TXU                                                      1,075,000       25,499

Unisource Energy                                         1,139,000       28,088

                                                                        127,926

Gas Utilities   0.4%

NiSource                                                   547,000       12,001

                                                                         12,001

Multi-Utilities & Unregulated Power   1.9%

Duke Energy                                              2,195,000       44,888

El Paso Energy                                           1,220,000        9,992

                                                                         54,880

Total Utilities                                                         194,807

Total Common Stocks (Cost $1,385,607)                                 1,886,017


CONVERTIBLE PREFERRED STOCKS   6.3%

Amerada Hess *                                             270,000       14,620

Baxter International                                        55,000        3,039

El Paso Energy Capital Trust I                             127,000        4,286

Ford Motor Company Capital Trust II                        435,000       24,295

Hercules Trust II                                            6,500        5,200

IMC Global                                                 190,100       14,094

Newell Financial Trust I                                   330,000       15,042

Owens-Illinois                                             325,000       10,351

Rouse                                                      582,000       35,677

Scottish RE Group *                                        560,000       15,123

Travelers Property Casualty                                685,000       16,782

Unocal Capital Trust                                       435,000       22,834

UnumProvident                                              110,000        3,725

Total Convertible Preferred Stocks (Cost $158,473)                      185,068

PREFERRED STOCKS   0.1%

Entergy-GSU                                                 15,451          791

Pacific Gas & Electric *                                    20,000          601

Southern California Edison                                   5,000          489

Total Preferred Stocks (Cost $1,028)                                      1,881

CONVERTIBLE BONDS   8.2%

America Online, Zero Coupon, 12/6/19                    18,000,000       11,339

Corning, Zero Coupon, 11/8/15                           38,500,000       29,759

Crown Castle International, 4.00%, 7/15/10 !            11,200,000       14,970

Duane Reade, 2.1478%, 4/16/04                            9,215,000        5,220

GAP, 144A, 5.75%, 3/15/09                                6,000,000        9,215

Inco, LYONs, 144A, Zero Coupon, 3/29/21                  2,500,000        2,693

Liberty Media, Class B, 3.25%, 3/15/31                   7,900,000        8,203

Loews, 3.125%, 9/15/07                                  24,100,000       22,967

Lowes, LYONs, 144A, Zero Coupon, 2/16/21                 3,500,000        3,194

Lucent Technologies, 8.00%, 8/1/31                      27,700,000       29,693

Oak Industries, 4.875%, 3/1/08                           2,800,000        2,764

Roche Holdings, LYONs,

    144A, Zero Coupon, 5/6/12 - 7/25/21                 91,000,000       55,610

Scottish Annuity & Life, 4.50%, 12/1/22                  1,453,000        1,700

Teck, 3.75%, 7/15/06                                    18,600,000       17,521

Tyco International

    144A, 2.75%, 1/15/18                                 8,250,000       10,575

    144A, 3.125%, 1/15/23                                4,125,000        5,656

USF&G, Zero Coupon, 3/3/09                              15,550,000       12,403

Total Convertible Bonds (Cost $209,622)                                 243,482

CORPORATE BONDS   0.6%

BellSouth Telecommunications, 5.85%, 11/15/45            3,000,000        2,788

Potlatch, 10.00%, 7/15/11                                3,000,000        3,360

XM Satellite Radio

    12.00%, 6/15/10                                      5,375,000        6,087

    STEP, 14.00%, 12/31/09                               6,000,000        5,370

Total Corporate Bonds (Cost  $16,631)                                    17,605

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   2.1%

U.S. Government Agency Obligations (+/-)   0.4%

Federal National Mortgage Assn., 5.125%, 2/13/04        11,000,000       11,050

U.S. Treasury Obligations   1.7%

    3.00%, 1/31 - 2/29/04                               50,000,000       50,117

Total U.S. Government Agency Obligations

(excluding Mortgage-Backed) (Cost $60,977)                               61,167

SHORT-TERM INVESTMENTS   18.1%

Money Market Fund   18.1%

T. Rowe Price Reserve Investment Fund, 1.13% #!        531,720,116      531,720

Total Short-Term Investments (Cost $531,720)                            531,720

Total Investments in Securities

99.5% of Net Assets (Cost $2,364,058)                                $2,926,940
                                                                     ----------

--------------------------------------------------------------------------------

(ss.) Denominated in USD unless otherwise noted

#     Seven-day yield

*     Non-income producing

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

!     Affiliated company-See Note 2.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $86,943,000 and represents 3.0% of net assets.

ADR   American Depository Receipts

LYONs Liquid Yield Option Notes

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

  Affiliated companies (cost $558,019)                             $     566,183

  Other companies (cost $ 1,806,039)                                   2,360,757

Total investments in securities                                        2,926,940

Other assets                                                              19,066

Total assets                                                           2,946,006

Liabilities

Total liabilities                                                          4,171

NET ASSETS                                                         $   2,941,835
                                                                   -------------

Net Assets Consist of:

Undistributed net realized gain (loss)                             $      12,059

Net unrealized gain (loss)                                               562,882

Paid-in-capital applicable to 168,068,461 shares of
no par value capital stock outstanding;
shares authorized                                                      2,366,894

NET ASSETS                                                         $   2,941,835
                                                                   -------------

NET ASSET VALUE PER SHARE                                          $       17.50
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Income

  Dividend                                                          $    43,752

  Interest                                                               15,796

  Other                                                                     299

  Total income                                                           59,847

Expenses

  Investment management                                                  13,817

  Shareholder servicing                                                   4,113

  Prospectus and shareholder reports                                        285

  Custody and accounting                                                    180

  Registration                                                              121

  Legal and audit                                                            20

  Trustees                                                                   15

  Miscellaneous                                                              20

  Total expenses                                                         18,571

  Expenses paid indirectly                                                   (6)

  Net expenses                                                           18,565

Net investment income (loss)                                             41,282

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             25,915

  Foreign currency transactions                                             (13)

  Net realized gain (loss)                                               25,902

Change in net unrealized gain (loss)

  Securities                                                            473,578

  Other assets and liabilities

  denominated in foreign currencies                                           1

  Change in net unrealized gain (loss)                                  473,579

Net realized and unrealized gain (loss)                                 499,481

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   540,763
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                          Year
                                                         Ended
                                                      12/31/03         12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                            $    41,282      $    41,263

  Net realized gain (loss)                              25,902           31,711

  Change in net unrealized gain or loss                473,579          (81,727)

  Increase (decrease) in net assets from operations    540,763           (8,753)

Distributions to shareholders

  Net investment income                                (42,429)         (35,158)

  Net realized gain                                     (9,792)         (28,874)

  Decrease in net assets from distributions            (52,221)         (64,032)

Capital share transactions *

  Shares sold                                          966,031          864,987

  Distributions reinvested                              49,785           61,219

  Shares redeemed                                     (415,757)        (405,597)

  Increase (decrease) in net assets from capital

  share transactions                                   600,059          520,609

Net Assets

Increase (decrease) during period                    1,088,601          447,824

Beginning of period                                  1,853,234        1,405,410

End of period                                      $ 2,941,835      $ 1,853,234
                                                   -----------      -----------

*Share information

  Shares sold                                           62,005           57,771

  Distributions reinvested                               2,923            4,302

  Shares redeemed                                      (27,232)         (27,730)

  Increase (decrease) in shares outstanding             37,696           34,343

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 30, 1986. The fund seeks maximum long-term capital appreciation by investing primarily in common stocks, and it may also hold fixed-income and other securities to help preserve principal value in uncertain or declining markets.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $66,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practice to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $566,183,000, representing 19.3% of the value of the fund's investments in securities. For the year then ended, $4,164,000 (9.5%) of dividend income, and $215,000 (1.4%) of interest income, reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $539,489,000 and $277,248,000, respectively, for the year ended December 31, 2003. Sales of U.S. government securities aggregated $61,000,000 for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------

Ordinary income                                               $     44,062,000

Long-term capital gain                                               8,159,000

Total distributions                                           $     52,221,000
                                                              ----------------

At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                       $     629,469,000

Unrealized depreciation                                             (66,587,000)

Net unrealized appreciation (depreciation)                          562,882,000

Undistributed long-term capital gain                                 12,059,000

Paid-in capital                                                   2,366,894,000

Net assets                                                    $   2,941,835,000
                                                              -----------------

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                              $     461,000

Undistributed net realized gain                                     (3,931,000)

Paid-in capital                                                      3,470,000

At December 31, 2003, the cost of investments for federal income tax purposes was $2,364,058,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,482,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $3,087,000 for the year ended December 31, 2003, of which $310,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $4,115,000.

On October 1, 2002, Price Associates paid the fund $1.3 million to fully reimburse the effect of not exercising a put option on a convertible bond. The payment increased total return for the year ended December 31, 2002 by 0.07%.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of
T. Rowe Price Capital Appreciation Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Capital Appreciation Fund (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders include:

o $4,425,000 from short-term capital gains

o $9,297,000 from long-term capital gains, of which $6,541,000 was subject to the 15% rate gains category, and $2,756,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $33,367,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $32,097,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Capital Appreciation Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1986

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific Rim
1988                          Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1986

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1994                          equity capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent trustee oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Trustees effective December 31, 2003.

Inside Trustees

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe
(8/15/53)                     Price and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and
1986                          Vice President, T. Rowe Price Group, Inc.;
[107]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Capital
                              Appreciation Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company; Vice
                              President, Capital Appreciation Fund

* Each inside trustees serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen W. Boesel (12/28/44)            Vice President, T. Rowe Price, T. Rowe
President, Capital Appreciation Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Capital                 Price Group, Inc., and T. Rowe Price
Appreciation Fund                       Trust Company

Andrew M. Brooks (2/16/56)              Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Appreciation Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Capital Appreciation Fund    Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Arthur B. Cecil III, CFA (9/15/42)      Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Appreciation Fund

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Capital                 Price Group, Inc., T. Rowe Price
Appreciation Fund                       International, Inc., and T. Rowe Price
                                        Trust Company

David R. Giroux, CPA (6/8/75)           Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Appreciation Fund

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Capital                 Price Group, Inc., T. Rowe Price
Appreciation Fund                       Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

David M. Lee, CFA (11/13/62)            Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Appreciation Fund

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Capital Appreciation Fund    and T. Rowe Price Investment
                                        Services, Inc.

Heather K. McPherson, CPA (12/3/60)     Employee, T. Rowe Price; formerly
Vice President, Capital                 Intern, Salomon Smith Barney (to 2001);
Appreciation Fund                       Vice President of Finance and
                                        Administration, Putnam Lovell
                                        Securities, Inc. (to 2000)

Charles M. Ober, CFA (4/20/50)          Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Appreciation Fund

Brian C. Rogers, CFA, CIC (6/27/55)     Director and Vice President, T. Rowe
Vice President, Capital                 Price Group, Inc.; Vice President,
Appreciation Fund                       T. Rowe Price and T. Rowe Price Trust
                                        Company

Robert M. Rubino, CPA (8/2/53)          Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Appreciation Fund

David J. Wallack (7/2/60)               Vice President, T. Rowe Price and
Vice President, Capital                 T. Rowe Price Group, Inc.
Appreciation Fund

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Capital
Appreciation Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $11,654               $10,070
     Audit-Related Fees                         706                    --
     Tax Fees                                 3,027                 2,438
     All Other Fees                             124                   168

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004